Share Capital and Treasury Shares (Details) - ZAR (R) R in Millions	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024
Share Capital and Treasury Shares [Abstract]
Treasury stock, share acquired	6,700	51,106
Trust held shares		14,637
Total amount of acquired the shares (in Rand)	R 3.5	R 23.8